Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ (54)	¥ (3)	¥ (53)	¥ (5)
Credit (debit) amounts reclassified to earnings	¥ (2)	¥ 0	(11)	(1)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income			¥ 27	¥ 29